SCHEDULE OF CLASSIFICATION OF ITS FINANCIAL INSTRUMENTS (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
Cash	$ 772,522	$ 462,360
Amounts receivable	235,821	151,485
Deposits held by related parties	565,741	486,462
Accounts payable and accrued liabilities	2,552,509	1,989,316
Due to related parties	1,092,786	1,026,817
Convertible debenture	221,599	107
Convertible debenture and derivative liability		$ 7,449,700
Derivative liability warrants	$ 8,288,387